Fair value measurement - Carried at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial assets classified as available-for-sale	$ 909	$ 0
Discontinued US operations
Financial instruments
Financial assets classified as available-for-sale	683
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	$ 161,535	149,454
Percentage of total (%)	100.00%
Total financial instruments at fair value	$ 155,057	$ 143,181
Percentage of total (%)	100.00%	100.00%
At fair value | Loans
Financial instruments
Financial assets	$ 621
At fair value | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	61,601
At fair value | Debt securities
Financial instruments
Financial assets	99,094
At fair value | Other investments (including derivative assets)
Financial instruments
Financial assets	481
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(262)
At fair value | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(6,478)	$ (6,273)
At fair value | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities	(814)
At fair value | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,664)
At fair value | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	98,433	90,079
At fair value | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	26,372	26,219
At fair value | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	36,730	33,156
At fair value | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		412,325
Total financial instruments at fair value		$ 401,969
Percentage of total (%)		100.00%
At fair value | Continuing and discontinued operations | Loans
Financial instruments
Financial assets		$ 3,877
At fair value | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		278,635
At fair value | Continuing and discontinued operations | Debt securities
Financial instruments
Financial assets		125,829
At fair value | Continuing and discontinued operations | Other investments (including derivative assets)
Financial instruments
Financial assets		4,466
At fair value | Continuing and discontinued operations | Derivative liabilities
Financial instruments
Financial liabilities		(482)
At fair value | Continuing and discontinued operations | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities		(792)
At fair value | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(5,975)
At fair value | Continuing and discontinued operations | Other financial liabilities
Financial instruments
Financial liabilities		(3,589)
At fair value | Discontinued US operations
Financial instruments
Total financial instruments at fair value		258,788
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	$ 130,369	124,346
Percentage of total (%)	81.00%
Total financial instruments at fair value	$ 124,751	$ 118,882
Percentage of total (%)	81.00%	83.00%
At fair value | Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 54,107
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	76,049
At fair value | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	359
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(146)
At fair value | Level 1 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(5,618)	$ (5,464)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,618)
At fair value | Level 1 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	82,489	78,203
At fair value | Level 1 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	24,024	25,144
At fair value | Level 1 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	23,856	20,999
At fair value | Level 1 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		348,686
Total financial instruments at fair value		$ 343,222
Percentage of total (%)		86.00%
At fair value | Level 1 | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		$ 272,863
At fair value | Level 1 | Continuing and discontinued operations | Debt securities
Financial instruments
Financial assets		75,998
At fair value | Level 1 | Continuing and discontinued operations | Other investments (including derivative assets)
Financial instruments
Financial assets		123
At fair value | Level 1 | Continuing and discontinued operations | Derivative liabilities
Financial instruments
Financial liabilities		(298)
At fair value | Level 1 | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(5,464)
At fair value | Level 1 | Discontinued US operations
Financial instruments
Total financial instruments at fair value		224,340
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	$ 30,526	24,624
Percentage of total (%)	19.00%
Total financial instruments at fair value	$ 29,666	$ 23,815
Percentage of total (%)	19.00%	17.00%
At fair value | Level 2 | Loans
Financial instruments
Financial assets	$ 616
At fair value | Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	6,917
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	22,987	$ 18,868
At fair value | Level 2 | Debt securities | Internal valuation
Financial instruments
Financial assets	24	140
At fair value | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	122
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(116)
At fair value | Level 2 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(860)	(809)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities	(814)
At fair value | Level 2 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(46)
At fair value | Level 2 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	15,438	11,481
At fair value | Level 2 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	2,343	1,075
At fair value | Level 2 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	12,745	12,068
At fair value | Level 2 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		57,702
Total financial instruments at fair value		$ 56,893
Percentage of total (%)		14.00%
At fair value | Level 2 | Continuing and discontinued operations | Loans
Financial instruments
Financial assets		$ 416
At fair value | Level 2 | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		5,224
At fair value | Level 2 | Continuing and discontinued operations | Debt securities
Financial instruments
Financial assets		49,769
At fair value | Level 2 | Continuing and discontinued operations | Other investments (including derivative assets)
Financial instruments
Financial assets		2,477
At fair value | Level 2 | Continuing and discontinued operations | Derivative liabilities
Financial instruments
Financial liabilities		(184)
At fair value | Level 2 | Continuing and discontinued operations | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities		(792)
At fair value | Level 2 | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(17)
At fair value | Level 2 | Discontinued US operations
Financial instruments
Total financial instruments at fair value		33,078
At fair value | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	$ 640	484
Percentage of total (%)	0.00%
Total financial instruments at fair value	$ 640	$ 484
Percentage of total (%)	0.00%	0.00%
At fair value | Level 3 | Loans
Financial instruments
Financial assets	$ 5	$ 6
At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	577	445	$ 264
Total financial instruments at fair value	577	445
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	58	33	6
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Total financial instruments at fair value			(2)
At fair value | Level 3 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	506	395
At fair value | Level 3 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	5
At fair value | Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	129	89
Total financial instruments at fair value	$ 129	89
At fair value | Level 3 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		5,937
Total financial instruments at fair value		$ 1,854	1,408
Percentage of total (%)		0.00%
At fair value | Level 3 | Continuing and discontinued operations | Loans
Financial instruments
Financial assets		$ 3,461
At fair value | Level 3 | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		548
At fair value | Level 3 | Continuing and discontinued operations | Debt securities
Financial instruments
Financial assets		62
At fair value | Level 3 | Continuing and discontinued operations | Other investments (including derivative assets)
Financial instruments
Financial assets		1,866
At fair value | Level 3 | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(494)
At fair value | Level 3 | Continuing and discontinued operations | Other financial liabilities
Financial instruments
Financial liabilities		(3,589)
At fair value | Level 3 | Discontinued US operations
Financial instruments
Total financial instruments at fair value		$ 1,370	$ 1,140